Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

27. Commitments and contingencies

On February 23, 2018, the Company entered into lease agreement for a new office space as part of the plan to expand operation, the lease commenced on March 1, 2018. The term of the lease is for five (5) years with 1 month free on the 1st year of the term. The monthly rent on the 1st year will be $11,770 with a 3% increase for each subsequent year. Total commitment for the full term of the lease will be $737,367. As of the date of this filing, this property became the Company’s headquarters.

The Company’s warehouse along with ancillary office space is located at 20529 East Walnut Drive North, Diamond Bar, California, where we lease approximately 11,627 square feet of combined space. The lease term is for five (5) years and two (2) months ending on April 30, 2025. The current monthly rental payment for the facility is $13,022.

On February 1, 2021, the Company entered into lease agreement with Magnolia Extracts, LLC dba Nug Ave-Lynwood, a California limited liability company for a certain regulatory permit issued by the City of Lynwood authorizing commercial retailer non-storefront operations at 11118 Wright Road, Lynwood, CA 90262. The lease was set to commence on February 1, 2021. The lease payment shall equal $10,000 per month and the lease term is on month-by-month basis. Parties have agreed that the first month’s rent payment shall equal $7,000 and the Company owed the landlord a refundable security deposit of $20,000 within 10 days of the commencement date.

On June 3, 2021, the Company entered into lease agreement with William Chung, a related party of the Company for a 2021 Ford Transit Connect Van. The lease payment shall be $926 monthly on a month to month basis. The Company shall have the option to end its lease with a 30-day advanced notice or convert to lease to purchase and car will be sold at fair market value.

On June 3, 2021, the Company entered into lease agreement with William Chung, a related party of the Company for two 2021 Hyundai Accent. The lease payment shall be $612 monthly per vehicle on a month to month basis. The Company shall have the option to end its lease with a 30-day advanced notice or convert to lease to purchase and car will be sold at fair market value.

On June 3, 2021, the Company entered into lease agreement with William Chung, a related party of the Company for a 2021 Hyundai Accent. The lease payment shall be $616 monthly on a month to month basis. The Company shall have the option to end its lease with a 30-day advanced notice or convert to lease to purchase and car will be sold at fair market value.

Six Months Ended
December 31, 2021
Lease Cost
Operating lease cost (included in general and administration in the Company’s unaudited condensed statement of operations)	$154,463

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the three months ended December 31, 2021	$118,796
Remaining lease term – operating leases (in years)	2.25
Average discount rate – operating leases	10%
The supplemental balance sheet information related to leases for the periods are as follows:

Operating leases
Short-term right-of-use assets	$255,734
Long-term right-of-use assets	$355,129
Total operating lease assets	$610,864

Short-term operating lease liabilities	$256,579
Long-term operating lease liabilities	$385,108
Total operating lease liabilities	$641,687

Maturities of the Company’s lease liabilities are as follows:

Operating
Period ending December 31, 2021	Lease
2022	$309,770
2023	196,424
2024	175,026
2025	59,506
Total lease payments	740,726

Less: Imputed interest/present value discount	(99,040)
Present value of lease liabilities	$641,687

Sugarmade, Inc. and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements

December 31, 2021

32. Commitments and Contingencies

On February 23, 2018 the Company entered into lease agreement for a new office space as part of the plan to expand operation, the lease is set to commence Commencing March 1, 2018. The term of the lease is for a (5) Five Years with 1 month free on the 1st year of the term. The monthly rent on the 1st year will be $11,770 with a 3% increase for each subsequent year. Total commitment for the full term of the lease will be $737,367. As of the date of this filing, this property became the headquarter of the company.

Our warehouse along with some office space is located at 20529 East Walnut Drive North, Diamond Bar, California, where we lease approximately 11,627 square feet of combined space. The lease term is for five years and two months ending on April 30, 2025. The current monthly rental payment for the facility is $13,022.

On February 1, 2021, the Company entered into lease agreement with Magnolia Extracts, LLC dba Nug Ave-Lynwood, a California limited liability company for a certain regulatory permit issued by the City of Lynwood authorizing commercial retailer non-storefront operations at 11118 Wright Road, Lynwood, CA 90262. The lease is set to commence Commencing February 1, 2021. The lease payment shall equal $10,000 per month and the lease term is on month by month basis. Parties have agreed that the first month’s rent payment shall equal $7,000 and the Company shall pay to owner a refundable security deposit of $20,000 within 10 days of the effective day.

For The Year Ended
June 30, 2021
Lease Cost
Operating lease cost (included in general and administration in the Company’s unaudited condensed statement of operations)	$308,925

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended June 30, 2021	$220,328
Remaining lease term – operating leases (in years)	2.75
Average discount rate – operating leases	10%
The supplemental balance sheet information related to leases for the periods are as follows:
Operating leases
Short-term Right-of-use assets	$243,406
Long-term Right-of-use assets	$486,253
Total operating lease assets	$729,659

Short-term operating lease liabilities	$239,521
Long-term operating lease liabilities	$524,149
Total operating lease liabilities	$763,670

Maturities of the Company’s lease liabilities are as follows:

Period ending June 30,	Operating
Lease
2022	305,040
2023	273,425
2024	172,465
2025	147,446
Total lease payments	898,376

Less: Imputed interest/present value discount	(134,706)
Present value of lease liabilities	$763,669